Risk management (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 1,591	R$ 3,957	R$ 3,839
Income debt instruments	1,591	3,957	3,839
Financial assets measured at fair value in profit or loss for trading	124,679	50,999	130,109
Profit or loss debt instruments	95,168	29,949	96,105
Profit or loss equity instruments	43	49	1,164
Profit or loss derivatives	29,468	21,001	32,840
Non-tranding financial assets mandatorily measured at fair value through profit or loss			439
Non-tranding financial assets mandatorily measured at fair value through profit or loss, Equity instruments			439
Financial assets measured at fair value in other comprehensive income	78,761	85,807	134,111
Comprehensive income debt instruments	78,578	85,807	134,039
Comprehensive income equity instruments	183		72
Financial Assets Measured at Amortized Cost	717,347	559,167	611,507
Loans and Other Amounts with Credit Institutions	93,222	82,219	72,324
Loans and advances to customers	547,599	431,873	519,415
Amortized cost debt instruments	76,527	45,074	19,771
Amortized cost total	922,379	699,929	880,005
Financial Liabilities Measured at Fair Value in income Held for Trading	50,947	37,609	81,424
Fair value in income held for trading derivatives	27,183	24,828	36,270
Short Positions	23,764	12,781	45,153
Financial liabilities at amortized cost	942,977	689,197	532,838
Deposits from the Central Bank of Brazil and deposits from credit institutions	113,304	119,157	70,421
Customer deposits	647,700	473,614	383,372
Bonds and securities	165,486	76,922	65,925
Debt Instruments Eligible to Capital	16,488	19,504	13,120
Total	993,924	726,806	614,262
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income
Income debt instruments
Financial assets measured at fair value in profit or loss for trading	19,295	5,032	16,029
Profit or loss debt instruments	11,028	311	3,873
Profit or loss equity instruments	22	19	1,164
Profit or loss derivatives	8,244	4,702	10,992
Non-tranding financial assets mandatorily measured at fair value through profit or loss			439
Non-tranding financial assets mandatorily measured at fair value through profit or loss, Equity instruments			439
Financial assets measured at fair value in other comprehensive income	1,393	37,925	5,000
Comprehensive income debt instruments	1,393	37,925	4,928
Comprehensive income equity instruments			72
Financial Assets Measured at Amortized Cost	145,514	113,466	53,147
Loans and Other Amounts with Credit Institutions	86,325	77,739	24,638
Loans and advances to customers	54,270	33,386	28,424
Amortized cost debt instruments	4,919	2,341	85
Amortized cost total	166,202	156,423	74,615
Financial Liabilities Measured at Fair Value in income Held for Trading	30,627	18,955	55,313
Fair value in income held for trading derivatives	6,863	6,174	10,160
Short Positions	23,764	12,781	45,153
Financial liabilities at amortized cost	318,836	289,743	176,223
Deposits from the Central Bank of Brazil and deposits from credit institutions	16,811	33,714	3,707
Customer deposits	295,413	252,070	165,171
Bonds and securities	6,612	3,959	7,345
Debt Instruments Eligible to Capital
Total	349,463	308,698	231,536
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income			174
Income debt instruments			174
Financial assets measured at fair value in profit or loss for trading	6,077	5,526	19,211
Profit or loss debt instruments	1,780	3,870	12,513
Profit or loss equity instruments	1	2
Profit or loss derivatives	4,296	1,654	6,698
Non-tranding financial assets mandatorily measured at fair value through profit or loss
Non-tranding financial assets mandatorily measured at fair value through profit or loss, Equity instruments
Financial assets measured at fair value in other comprehensive income	5,054	4,040	3,874
Comprehensive income debt instruments	5,054	4,040	3,874
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	145,270	103,419	145,279
Loans and Other Amounts with Credit Institutions	1,162	888	40,579
Loans and advances to customers	128,381	97,202	102,379
Amortized cost debt instruments	15,727	5,329	2,321
Amortized cost total	156,401	112,985	168,538
Financial Liabilities Measured at Fair Value in income Held for Trading	4,972	2,564	7,878
Fair value in income held for trading derivatives	4,972	2,564	7,878
Short Positions
Financial liabilities at amortized cost	145,130	106,358	101,111
Deposits from the Central Bank of Brazil and deposits from credit institutions	38,298	46,465	33,039
Customer deposits	82,892	48,364	44,571
Bonds and securities	23,940	11,529	23,502
Debt Instruments Eligible to Capital
Total	150,102	108,922	108,989
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income			98
Income debt instruments			98
Financial assets measured at fair value in profit or loss for trading	8,225	2,978	5,763
Profit or loss debt instruments	6,161	2,083	4,046
Profit or loss equity instruments	3	3
Profit or loss derivatives	2,060	892	1,717
Non-tranding financial assets mandatorily measured at fair value through profit or loss
Non-tranding financial assets mandatorily measured at fair value through profit or loss, Equity instruments
Financial assets measured at fair value in other comprehensive income	3,222	1,550	13,850
Comprehensive income debt instruments	3,222	1,550	13,850
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	103,823	70,435	69,004
Loans and Other Amounts with Credit Institutions	2,836	1,777	2,901
Loans and advances to customers	85,109	62,102	64,194
Amortized cost debt instruments	15,877	6,556	1,909
Amortized cost total	115,269	74,963	88,715
Financial Liabilities Measured at Fair Value in income Held for Trading	1,779	2,191	2,088
Fair value in income held for trading derivatives	1,779	2,191	2,088
Short Positions
Financial liabilities at amortized cost	156,974	102,585	93,103
Deposits from the Central Bank of Brazil and deposits from credit institutions	36,953	25,626	22,860
Customer deposits	93,485	67,467	62,606
Bonds and securities	26,535	9,492	7,637
Debt Instruments Eligible to Capital
Total	158,753	104,776	95,191
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income			667
Income debt instruments			667
Financial assets measured at fair value in profit or loss for trading	54,467	23,846	63,618
Profit or loss debt instruments	43,768	13,844	53,814
Profit or loss equity instruments	17	25
Profit or loss derivatives	10,682	9,977	9,804
Non-tranding financial assets mandatorily measured at fair value through profit or loss
Non-tranding financial assets mandatorily measured at fair value through profit or loss, Equity instruments
Financial assets measured at fair value in other comprehensive income	55,140	33,176	75,849
Comprehensive income debt instruments	55,140	33,176	75,849
Comprehensive income equity instruments
Financial Assets Measured at Amortized Cost	206,862	185,653	208,295
Loans and Other Amounts with Credit Institutions	2,899	1,815	4,205
Loans and advances to customers	178,329	158,805	188,430
Amortized cost debt instruments	25,634	25,033	15,660
Amortized cost total	316,469	242,675	348,429
Financial Liabilities Measured at Fair Value in income Held for Trading	9,467	11,196	12,629
Fair value in income held for trading derivatives	9,467	11,196	12,629
Short Positions
Financial liabilities at amortized cost	270,185	165,145	145,931
Deposits from the Central Bank of Brazil and deposits from credit institutions	12,990	10,610	8,014
Customer deposits	175,856	105,690	110,809
Bonds and securities	81,339	48,845	27,109
Debt Instruments Eligible to Capital
Total	279,652	176,341	158,560
Above 5 Years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	1,591	3,957	2,900
Income debt instruments	1,591	3,957	2,900
Financial assets measured at fair value in profit or loss for trading	36,616	13,617	25,488
Profit or loss debt instruments	32,430	9,841	21,859
Profit or loss equity instruments
Profit or loss derivatives	4,186	3,776	3,629
Non-tranding financial assets mandatorily measured at fair value through profit or loss
Non-tranding financial assets mandatorily measured at fair value through profit or loss, Equity instruments
Financial assets measured at fair value in other comprehensive income	13,951	9,116	35,538
Comprehensive income debt instruments	13,768	9,116	35,538
Comprehensive income equity instruments	183
Financial Assets Measured at Amortized Cost	115,879	86,193	135,782
Loans and Other Amounts with Credit Institutions
Loans and advances to customers	101,509	80,378	135,987
Amortized cost debt instruments	14,369	5,815	(205)
Amortized cost total	168,037	112,883	199,709
Financial Liabilities Measured at Fair Value in income Held for Trading	4,101	2,703	3,515
Fair value in income held for trading derivatives	4,101	2,703	3,515
Short Positions
Financial liabilities at amortized cost	51,853	25,366	16,471
Deposits from the Central Bank of Brazil and deposits from credit institutions	8,252	2,742	2,802
Customer deposits	53	23	215
Bonds and securities	27,060	3,097	333
Debt Instruments Eligible to Capital	16,488	19,504	13,120
Total	R$ 55,954	R$ 28,069	R$ 19,986